DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments
The aggregate fair values of the partnership’s derivative financial instrument positions as at June 30, 2023 and December 31, 2022 were as follows:

	June 30, 2023		December 31, 2022
(US$ MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Foreign exchange contracts	$134	$(340)	$121	$(205)
Cross currency swaps	13	(67)	35	(41)
Interest rate derivatives	583	(163)	449	(135)
Equity derivatives	—	(12)	—	(17)
Commodities contracts	29	(30)	35	(71)
Total	$759	$(612)	$640	$(469)
Total current	$153	$(155)	$133	$(187)
Total non-current	$606	$(457)	$507	$(282)